Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 20,218	$ 239,473
Accounts receivable,net	1,230,000
Other receivables, net	375,000	5,500,332
Prepayments	8,847,894	10,307,226
Total current assets	10,473,112	16,047,031
NON-CURRENT ASSETS
Plant and equipment, net	3,827	17,028
Intangible assets, net	17,006,083	13,966,083
Right-of-use asset	108,626
Prepayments - non-current		12,061
Total non-current assets	17,118,536	13,995,172
Total assets	27,591,648	30,042,203
CURRENT LIABILITIES:
Accounts payable	3,270,945	3,270,945
Other payables and accrued liabilities	3,955,301	1,474,823
Other payables - related parties	761,197	580,000
Lease liability - current	194,878
Convertible notes payable, net of debt issuance costs of $100,000	875,000
Total current liabilities	9,057,321	5,325,768
NON-CURRENT LIABILITIES:
Lease liability - non-current	8,583
Total non-current liabilities	8,583
Total liabilities	9,065,904	5,325,768
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in-capital	228,523,395	213,146,190
Deferred stock compensation	(9,778)	(3,857,367)
Accumulated deficit	(212,084,368)	(185,220,028)
Total shareholders’ equity	18,525,744	24,716,435
Total liabilities and shareholders’ equity	27,591,648	30,042,203
Related Parties
CURRENT LIABILITIES:
Other payables - related parties	761,197	580,000
Class A ordinary shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	2,048,495	599,640
Class B ordinary shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 48,000	$ 48,000